Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 07, 2024
Entity Registrant Name	dei_EntityRegistrantName	North Square Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001750821
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2024
Prospectus Date	rr_ProspectusDate	Jun. 08, 2024
North Square Kennedy MicroCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – NORTH SQUARE KENNEDY MICROCAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the North Square Kennedy MicroCap Fund (the “Fund”) is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial intermediary and in the section titled “Class A Shares” and in “APPENDIX A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“All Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver until September 30, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver until September 30, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies. The Fund considers micro-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell Microcap® Index at the time of purchase. As of December 31, 2023, the market capitalization range of the Russell Microcap® Index was between $0.63 million and $7.9 billion. The Fund’s investments in equity securities may include common and preferred stock, convertible securities, securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track micro-cap indices. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging market countries or developing countries as defined by the World Bank, International Finance Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Investments in such foreign issuers are not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors core investments.

The Fund’s sub-adviser, Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”), utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Sub-Adviser, adequately reflect the companies’ potential value creation from those investments, including their anticipated growth prospects. The Sub-Adviser believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Sub-Adviser employs a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of opportunities. Each company under consideration for investment is initially classified by the Sub-Adviser’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change (including growth prospects), (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Sub-Adviser’s investment process.

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Sub-Adviser’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Sub-Adviser identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Russell Microcap® Index; or (vi) the Fund requires cash to meet redemption requests.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in initial public offerings (“IPOs”) of equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1‑855-551-5521.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855-551-5521
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northsquareinvest.com
North Square Kennedy MicroCap Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
North Square Kennedy MicroCap Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
North Square Kennedy MicroCap Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Equity Risk, Preferred Stock Risk, Convertible Securities Risk, Sector Focus Risk, Portfolio Turnover Risk, Market Risk, Micro-Cap and Small-Cap-Sized Company Risk, Growth-Oriented Investment Strategies Risk, Value-Oriented Investment Strategies Risk, Reliance on Technology Risk, Cybersecurity Risk, ETF and Mutual Funds Risk, Real Estate Investments Trust Risk, Liquidity Risk, Currency Risk, Foreign Investment Risk, Emerging Market Risk, Initial Public Offering (“IPO”) Risk, Limited Operating History Risk and Management and Strategy Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

North Square Kennedy MicroCap Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

North Square Kennedy MicroCap Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

North Square Kennedy MicroCap Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

North Square Kennedy MicroCap Fund | Real Estate Investment Trust R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

North Square Kennedy MicroCap Fund | E T F And Mutual Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

North Square Kennedy MicroCap Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

North Square Kennedy MicroCap Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

North Square Kennedy MicroCap Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including war, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

North Square Kennedy MicroCap Fund | Micro Cap And Small Cap Sized Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap and Small-Cap-Sized Company Risk. The securities of micro- and small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

North Square Kennedy MicroCap Fund | Growth Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

North Square Kennedy MicroCap Fund | Value Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

North Square Kennedy MicroCap Fund | Reliance On Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

North Square Kennedy MicroCap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

North Square Kennedy MicroCap Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

North Square Kennedy MicroCap Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

North Square Kennedy MicroCap Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

North Square Kennedy MicroCap Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

North Square Kennedy MicroCap Fund | Initial Public Offering I P O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offering (“IPO”) Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

North Square Kennedy MicroCap Fund | Limited Operating History Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited Operating History Risk. The Fund is a recently organized series of an open-end management investment company and has limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

North Square Kennedy MicroCap Fund | Management And Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

North Square Kennedy MicroCap Fund | North Square Kennedy MicroCap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NKAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.33%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 740
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,127
North Square Kennedy MicroCap Fund | North Square Kennedy MicroCap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NKMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	0.33%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.47%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 509

[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	“All Other Expenses” are estimated for the current fiscal year.
[3]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.72% and 1.47% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.